Inventories (Tables)	9 Months Ended
Sep. 30, 2017
Inventory Disclosure [Abstract]
Schedule of Inventories

Inventories, net consisted of the following:

	September 30,	December 31,
	2017	2016
	U.S. $ in thousands
Finished goods	$68,419	$62,728
Work-in-process	2,300	2,389
Raw materials	53,337	52,404
	$124,056	$117,521